Expense Example - Global Bond Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 58
3 Years	183
5 Years	318
10 Years	714
Investor
Expense Example:
1 Year	88
3 Years	274
5 Years	477
10 Years	$ 1,061